Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 15 – RELATED PARTY TRANSACTIONS

Due from Related Party

On September 30, 2021 and December 31, 2020, the Company has an amount due from the Company’s chief executive officer of $29,705 and $5,526, respectively, related to the overpayment of accrued compensation. The balance due is included in due from related party on the accompanying condensed consolidated balance sheets.

Sales and Accounts Receivable – Related Party

During the nine months ended September 30, 2021, the Company recognized sales of $1,200 to a company partially owned by officers of the Company. On September 30, 2021, accounts receivable from this related party company amounted to $1,200.

NOTE 14 – RELATED PARTY TRANSACTIONS

Due from related party

On December 31, 2020, the Company has an amount due from the Company’s chief executive officer of $5,526 related to the overpayment of accrued compensation. The Company’s chief executive officer intends to repay this overpayment during the second quarter of 2021.